Fair value of financial instrument - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of fair value measurement of assets and liabilities [line Items]
Gains (losses) included in OCI	$ (3)
Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	2,954
Fair value assets, ending balance	3,584	$ 2,954
Fair value liabilities, beginning balance	1,376
Fair value liabilities, ending balance	1,606	1,376
Level 3 [member] | Corporate debt and other debt [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	153
Fair value assets, ending balance	160	153
Level 3 [member] | Equities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	294
Fair value assets, ending balance	335	294
Level 3 [member] | Loans [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	680
Fair value assets, ending balance	1,070	680
Level 3 [member] | Other assets [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	77
Fair value assets, ending balance	53	77
Level 3 [member] | Trading Securities [member] | Corporate debt and other debt [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	21
Fair value assets, ending balance	30	21
Level 3 [member] | Trading Securities [member] | Equities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1,219
Fair value assets, ending balance	1,261	1,219
Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	587,261
Fair value assets, ending balance	630,707	587,261
Fair value liabilities, beginning balance	483,212
Fair value liabilities, ending balance	538,370	483,212
Recurring [member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1,794	1,824
Gains (losses) included in earnings	(241)	69
Gains (losses) included in OCI	56	48
Purchases (issuances)	609	867
Settlement (sales) and other	(752)	(631)
Transfers into Level 3	580	53
Transfers out of Level 3	109	(436)
Fair value assets, ending balance	2,155	1,794
Gains (losses) included in earnings for positions still held	(147)	135
Gains (losses) included in earnings	57	(54)
Fair value liabilities, beginning balance	(216)	(453)
Gains (losses) included in OCI	(4)	(1)
Purchases (issuances)	(292)	(101)
Settlement (sales) and other	44	53
Transfers into Level 3	(113)	(214)
Transfers out of Level 3	347	554
Fair value liabilities, ending balance	(177)	(216)
Gains (losses) included in earnings for positions still held	34	(12)
Recurring [member] | Level 3 [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	474	429
Gains (losses) included in earnings		(3)
Gains (losses) included in OCI	41	40
Purchases (issuances)	8	32
Settlement (sales) and other	(1)	(24)
Fair value assets, ending balance	522	474
Recurring [member] | Level 3 [member] | Mortgage-backed securities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	27
Purchases (issuances)		27
Fair value assets, ending balance	27	27
Recurring [member] | Level 3 [member] | Corporate debt and other debt [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	153	192
Gains (losses) included in earnings		(3)
Gains (losses) included in OCI	4	24
Fair value assets, ending balance	160	153
Settlement (sales) and other	3	(60)
Recurring [member] | Level 3 [member] | Equities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	294	237
Gains (losses) included in OCI	37	16
Fair value assets, ending balance	335	294
Purchases (issuances)	8	5
Settlement (sales) and other	(4)	36
Recurring [member] | Level 3 [member] | Loans [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	680	551
Gains (losses) included in earnings	92	40
Gains (losses) included in OCI	8	2
Purchases (issuances)	551	830
Settlement (sales) and other	(706)	(481)
Transfers into Level 3	624	55
Transfers out of Level 3	(179)	(317)
Fair value assets, ending balance	1,070	680
Gains (losses) included in earnings for positions still held	(15)	19
Recurring [member] | Level 3 [member] | Interest rate contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value net derivative, beginning balance	(585)	(504)
Gains (losses) included in earnings	(116)	(79)
Gains (losses) included in OCI	(2)
Purchases (issuances)	(31)	(197)
Settlement (sales) and other	4	217
Transfers into Level 3	35	(7)
Transfers out of Level 3	107	(15)
Fair value net derivative, ending balance	(588)	(585)
Gains (losses) included in earnings for positions still held	(57)	(42)
Recurring [member] | Level 3 [member] | Foreign exchange contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value net derivative, beginning balance	21	21
Gains (losses) included in earnings	(7)	12
Gains (losses) included in OCI	(3)
Purchases (issuances)	23
Settlement (sales) and other		(6)
Transfers into Level 3	(6)	4
Transfers out of Level 3	(6)	(10)
Fair value net derivative, ending balance	22	21
Gains (losses) included in earnings for positions still held	(13)	32
Recurring [member] | Level 3 [member] | Other contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value net derivative, beginning balance	(195)	(84)
Gains (losses) included in earnings	(76)	131
Gains (losses) included in OCI	(1)	2
Purchases (issuances)	(174)	(131)
Settlement (sales) and other	44	18
Transfers into Level 3	(88)	(38)
Transfers out of Level 3	189	(93)
Fair value net derivative, ending balance	(301)	(195)
Gains (losses) included in earnings for positions still held	(8)	115
Recurring [member] | Level 3 [member] | Valuation adjustments [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value net derivative, beginning balance	22	1
Settlement (sales) and other	18	21
Fair value net derivative, ending balance	40	22
Recurring [member] | Level 3 [member] | Other assets [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value net derivative, beginning balance	77	65
Gains (losses) included in earnings	(7)	28
Gains (losses) included in OCI	2
Settlement (sales) and other	(19)	(16)
Fair value net derivative, ending balance	53	77
Gains (losses) included in earnings for positions still held	(7)	27
Recurring [member] | Level 3 [member] | Trading Securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1,300	1,345
Gains (losses) included in earnings	(127)	(60)
Gains (losses) included in OCI	11	4
Purchases (issuances)	232	333
Settlement (sales) and other	(92)	(360)
Transfers into Level 3	15	39
Transfers out of Level 3	(2)	(1)
Fair value assets, ending balance	1,337	1,300
Gains (losses) included in earnings for positions still held	(47)	(16)
Recurring [member] | Level 3 [member] | Trading Securities [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	58	66
Gains (losses) included in OCI	1	1
Settlement (sales) and other	(15)	(9)
Fair value assets, ending balance	44	58
Recurring [member] | Level 3 [member] | Trading Securities [member] | Asset-backed securities, Non-CDO securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	2	110
Gains (losses) included in earnings		15
Settlement (sales) and other		(123)
Fair value assets, ending balance	2	2
Gains (losses) included in earnings for positions still held		3
Recurring [member] | Level 3 [member] | Trading Securities [member] | Corporate debt and other debt [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	21	21
Gains (losses) included in earnings	(1)	1
Gains (losses) included in OCI		1
Purchases (issuances)	1
Settlement (sales) and other	(3)	(2)
Transfers into Level 3	12
Fair value assets, ending balance	30	21
Gains (losses) included in earnings for positions still held		1
Recurring [member] | Level 3 [member] | Trading Securities [member] | Equities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1,219	1,148
Gains (losses) included in earnings	(126)	(76)
Gains (losses) included in OCI	10	2
Purchases (issuances)	231	333
Settlement (sales) and other	(74)	(226)
Transfers into Level 3	3	39
Transfers out of Level 3	(2)	(1)
Fair value assets, ending balance	1,261	1,219
Gains (losses) included in earnings for positions still held	(47)	(20)
Recurring [member] | Level 3 [member] | Deposits - Personal [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Gains (losses) included in earnings	52	(38)
Fair value liabilities, beginning balance	(156)	(390)
Gains (losses) included in earnings for positions still held	29
Purchases (issuances)	(296)	(102)
Settlement (sales) and other	30	29
Transfers into Level 3	(113)	(214)
Transfers out of Level 3	347	559
Fair value liabilities, ending balance	(139)	(156)
Recurring [member] | Level 3 [member] | Deposits - Business and government [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value liabilities, beginning balance		5
Transfers out of Level 3		(5)
Recurring [member] | Level 3 [member] | Other liabilities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Gains (losses) included in earnings	5	(16)
Fair value liabilities, beginning balance	(60)	(68)
Gains (losses) included in OCI	(1)	(1)
Purchases (issuances)	4	1
Settlement (sales) and other	14	24
Fair value liabilities, ending balance	(38)	(60)
Gains (losses) included in earnings for positions still held	$ 5	$ (12)